Income Taxes - Summary of Losses Available for Carryforward (Parentheticals) (Details) $ in Thousands	Mar. 31, 2020 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognized	$ 20,070
Deductible temporary differences for which no deferred tax asset is recognized	28,983
US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognized	22,946
US | 2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognized	12,802
State
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognized	$ 28,280